Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2021	$ 158,129	$ 5,680	$ 1,606	$ (117,457)	$ 47,958	$ (1,533)	$ 46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts	$ 98				98		98
Shares issued for settlement of debts, (In Shares)	165,889
Shares issued for financing	$ 373				373		373
Shares issued for financing, (In Shares)	909,901
Shares issued for cash, net of share issuance costs	$ 3,882				3,882		3,882
Shares issued for cash, net of share issuance costs, (In Shares)	17,948,718
Stock options exercised	$ 147				147		147
Stock options exercised, (In Shares)	450,000
Warrants issued			94		94		94
Share-based compensation expense (Note 12)		1,513			1,513		1,513
Net income for the period				(3,980)	(3,980)	820	(3,160)
Ending balance, value at Feb. 28, 2022	$ 162,629	7,193	1,700	(121,437)	50,085	(713)	49,372
Balance, number (in shares) at Feb. 28, 2022	274,345,064
IfrsStatementLineItems [Line Items]
Shares issued for cash, net of share issuance costs	$ (15)				(15)		(15)
Stock options exercised	111	(111)
Shares issued for share-based payments	$ 1,221	(1,221)
Shares issued for share-based payments, (In Shares)	1,801,120
Witholding tax impact on restricted share units ("RSUs")		(636)			(636)		(636)
Share-based compensation expense (Note 12)		1,600			1,600		1,600
Net income for the period				(2,236)	(2,236)	3,074	838
Ending balance, value at Aug. 31, 2022	$ 163,946	6,825	1,700	(123,673)	48,798	2,361	51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 481	(481)
Shares issued for share-based payments, (In Shares)	743,786
Witholding tax impact on restricted share units ("RSUs")		87			87		87
Share-based compensation expense (Note 12)		1,600			1,600		1,600
Net income for the period				2,113	2,113	2,997	5,110
Ending balance, value at Feb. 28, 2023	$ 164,427	$ 8,031	$ 1,700	$ (121,560)	$ 52,598	$ 5,358	$ 57,956
Balance, number (in shares) at Feb. 28, 2023	276,889,970